Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 10.1	$ 2.7	$ 32.7	$ 49.2	$ 47.6
Other comprehensive income (loss):
Foreign currency translation adjustment	3.9	2.6	(13.9)	(11.8)	(7.9)
Pension and other postretirement benefit adjustments, net of tax	0.2	0.2	1.2	(4.2)	(9.5)
Total other comprehensive (loss) income	4.1	2.8	(12.7)	(16.0)	(17.4)
Comprehensive income (loss), net of tax	14.2	5.5	20.0	33.2	30.2
Comprehensive income attributable to noncontrolling interests	(0.3)	0.0	(0.5)	(0.6)	(1.3)
Comprehensive income attributable to ParkOhio common shareholder	$ 13.9	$ 5.5	$ 19.5	$ 32.6	$ 28.9